UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment [X]; Amendment Number:    4
    This Amendment (Check only one.): [X] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Waveland Capital Management, LLC
Address:   1850 Second Street, Suite 201
           Highland Park, Illinois 60035

Form 13F File Number: 28-10090

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
          Title:   Manager
Phone:    (312) 739-2138

Signature, Place, and Date of Signing:

 /s/ David S. Richter           Chicago, Illinois         November 14 , 2002
------------------------  --------------------------  ----------------------
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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


List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459          Waveland International, Ltd.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       1
                                                  ------------------
Form 13F Information Table Entry Total:                  2
                                                   ------------------

Form 13F Information Table Value Total:             $    2,216
                                                     ----------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number                  Name

     1          28-05463                             David S. Richter








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

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                                                       Form 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Sole   Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND            UT LTD     422357103     741         119,586   SH                    DEFINED      1         119,586
PARTNERS             PARTNER
-----------------------------------------------------------------------------------------------------------------------------------
THE CRONOS GROUP    ORD         L20708100   1,475         387,191   SH                    DEFINED       1        387,191
-----------------------------------------------------------------------------------------------------------------------------------









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